Private Placement (Details) - USD ($) $ / shares in Units, $ in Millions	Jan. 28, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Private placement
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
DiamondHead Holdings Corp. | Private Placement Warrants
Private placement
Sale of Private Placement Warrants (in shares)				5,933,333
DiamondHead Holdings Corp. | Private Placement Warrants | Class A common stock
Private placement
Number of shares issuable per warrant			1
Exercise price of warrants			$ 11.50
DiamondHead Holdings Corp. | Private Placement | Private Placement Warrants
Private placement
Sale of Private Placement Warrants (in shares)	5,933,333
Price of warrants	$ 1.50
Cash consideration for issuance of warrants	$ 8.9